Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO (Tech)(1)	Summary Compensation Table Total for PEO (Fong)(1)	Summary Compensation Table Total for PEO (Hayes)(1)	Compensation Actually Paid to PEO (Tech)(2)	Compensation Actually Paid to PEO (Fong)(2)	Compensation Actually Paid to PEO (Hayes)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5)	Net Income (Loss) (thousands)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2024	—	$2,082,483	$2,197,306	—	$505,982	$1,948,521	$882,724	$666,021	$11	$(70,489)
2023	$1,889,652	$1,317,900	—	$2,230,876	$391,456	—	$800,430	$646,216	$17	$(65,831)
2022	$2,585,854	$—	—	$1,297,772	$—	—	$1,600,839	$1,325,200	$28	$(93,931)

____________

(1)      Mr. Tech served as CEO of the Company from December 2021 until February 1, 2023. Mr. Fong served as CEO of the Company from February 1, 2023 until April 12, 2024. Mr. Hayes has served as our CEO since April 12, 2024. Amounts reported in columns (b), (c), and (d) represent the total compensation reported for Messrs. Tech, Fong, and Hayes for each corresponding year in the “Total” column of the Summary Compensation Table, as applicable.

(2)      The dollar amounts reported in columns (e), (f), and (g) represent the amount of CAP to Messrs. Hayes and Fong in 2024, Messrs. Fong and Tech in 2023, and Mr. Tech in 2022, in each case as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts may not reflect the actual amount of compensation earned by or paid to Messrs. Hayes, Fong, or Tech during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for Messrs. Hayes, Fong and Tech, respectively, for the applicable years to determine CAP:

	Christopher Hayes	Christian Fong		Eric Tech
	2024	2024	2023	2023	2022
Total Compensation for CEO as reported SCT for the covered year	$2,197,306	$2,082,483	$1,317,900	$1,889,652	$2,585,854
Subtract grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the covered fiscal year	$1,070,431	$1,007,591	—	—	$1,000,000
Add fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	$847,792	—	—	—	$741,214
Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	—	—	$(862,463)	—	$(778,035)
Add the fair value as of the vesting date of any equity awards granted during the covered fiscal year that vested during the covered fiscal year	$(26,146)	$(18,749)	$(63,982)	$341,224	$(251,262)
Subtract the fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year	—	$825,717	—	—	—
Add the average value of dividends or other earnings paid on equity awards during the covered fiscal year that are not otherwise reflected in fair value or total compensation	—	—	—	—	—
Compensation Actually Paid to CEO	$1,948,521	$505,982	$391,456	$2,230,876	$1,297,772

(3)      The dollar amounts reported in column (h) represent the average of the amounts reported for the Company’s non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The non-PEO NEOs included for the purposes of calculating the average amounts in each applicable year are as follows: (1) for 2024, Sarah Weber Wells and Jonathan M. Norling; (2) for 2023, Sarah Weber Wells, Donald Klein, Jonathan M. Norling, and Stacey Constas; and (3) for 2022, Christian Fong, Thomas Hynes III, James Berklas, and Colleen Calhoun.

(4)      The dollar amounts reported in column (i) represent the average amount of CAP to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts may not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group to determine CAP:

	Average
	2024	2023	2022
Total Compensation for non-PEO NEOs as reported SCT for the covered year	$882,724	$800,430	$1,600,839
Subtract grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the covered fiscal year	$430,852	$208,123	$1,154,552
Add fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	$353,489	$138,539	$640,716
Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	$(106,328)	$(57,880)	(18,983)
Add the fair value as of the vesting date of any equity awards granted during the covered fiscal year that vested during the covered fiscal year	—	—	$265,908
Add the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	$(33,012)	$(26,750)	$(8,729)
Subtract the fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year	—	—	(25,180)
Add the average value of dividends or other earnings paid on equity awards during the covered fiscal year that are not otherwise reflected in fair value or total compensation	—	—	—
Compensation Actually Paid to non-PEO NEOs	$666,021	$646,216	$1,300,020

(5)      Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)      The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable fiscal year.

Peer Group Issuers, Footnote		Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in columns (e), (f), and (g) represent the amount of CAP to Messrs. Hayes and Fong in 2024, Messrs. Fong and Tech in 2023, and Mr. Tech in 2022, in each case as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts may not reflect the actual amount of compensation earned by or paid to Messrs. Hayes, Fong, or Tech during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for Messrs. Hayes, Fong and Tech, respectively, for the applicable years to determine CAP:
	Christopher Hayes	Christian Fong		Eric Tech
	2024	2024	2023	2023	2022
Total Compensation for CEO as reported SCT for the covered year	$2,197,306	$2,082,483	$1,317,900	$1,889,652	$2,585,854
Subtract grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the covered fiscal year	$1,070,431	$1,007,591	—	—	$1,000,000
Add fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	$847,792	—	—	—	$741,214
Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	—	—	$(862,463)	—	$(778,035)
Add the fair value as of the vesting date of any equity awards granted during the covered fiscal year that vested during the covered fiscal year	$(26,146)	$(18,749)	$(63,982)	$341,224	$(251,262)
Subtract the fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year	—	$825,717	—	—	—
Add the average value of dividends or other earnings paid on equity awards during the covered fiscal year that are not otherwise reflected in fair value or total compensation	—	—	—	—	—
Compensation Actually Paid to CEO	$1,948,521	$505,982	$391,456	$2,230,876	$1,297,772

Non-PEO NEO Average Total Compensation Amount	[1]	$ 882,724	$ 800,430	$ 1,600,839
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 666,021	646,216	1,325,200
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (i) represent the average amount of CAP to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts may not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group to determine CAP:
	Average
	2024	2023	2022
Total Compensation for non-PEO NEOs as reported SCT for the covered year	$882,724	$800,430	$1,600,839
Subtract grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the covered fiscal year	$430,852	$208,123	$1,154,552
Add fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	$353,489	$138,539	$640,716
Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	$(106,328)	$(57,880)	(18,983)
Add the fair value as of the vesting date of any equity awards granted during the covered fiscal year that vested during the covered fiscal year	—	—	$265,908
Add the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	$(33,012)	$(26,750)	$(8,729)
Subtract the fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year	—	—	(25,180)
Add the average value of dividends or other earnings paid on equity awards during the covered fiscal year that are not otherwise reflected in fair value or total compensation	—	—	—
Compensation Actually Paid to non-PEO NEOs	$666,021	$646,216	$1,300,020

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Financial Performance Measures and Executive Compensation

The relationship between (1) CAP to the PEO and the average CAP to the non-PEO NEOs and (2) cumulative TSR on the common stock of the Company for the last three fiscal years is shown in the graphic below.

Compensation Actually Paid vs. Net Income		The relationship between (1) CAP to the PEO and the average of CAP to the non-PEO NEOs and (2) the net income of the Company for the last three fiscal years is shown in the graphic below.
Total Shareholder Return Amount	[3]	$ 11	17	28
Net Income (Loss)	[4]	$ (70,489,000)	$ (65,831,000)	$ (93,931,000)
PEO Name		Mr. Hayes	Mr. Fong	Mr. Tech
Christopher Hayes [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[5]	$ 2,197,306
PEO Actually Paid Compensation Amount	[6]	1,948,521
Eric Tech [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[5]		1,889,652	2,585,854
PEO Actually Paid Compensation Amount	[6]		2,230,876	1,297,772
Christian Fong [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[5]	2,082,483	1,317,900
PEO Actually Paid Compensation Amount	[6]	505,982	391,456
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Compensation Actually Paid Amount		666,021	646,216	1,300,020
PEO | Christopher Hayes [Member] | Grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,070,431
PEO | Christopher Hayes [Member] | Fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		847,792
PEO | Christopher Hayes [Member] | The change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Christopher Hayes [Member] | The fair value as of the vesting date of any equity awards granted during the covered fiscal year that vested during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(26,146)
PEO | Christopher Hayes [Member] | The fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Christopher Hayes [Member] | The average value of dividends or other earnings paid on equity awards during the covered fiscal year that are not otherwise reflected in fair value or total compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Eric Tech [Member] | Grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,000,000
PEO | Eric Tech [Member] | Fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				741,214
PEO | Eric Tech [Member] | The change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(778,035)
PEO | Eric Tech [Member] | The fair value as of the vesting date of any equity awards granted during the covered fiscal year that vested during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			341,224	(251,262)
PEO | Eric Tech [Member] | The fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Eric Tech [Member] | The average value of dividends or other earnings paid on equity awards during the covered fiscal year that are not otherwise reflected in fair value or total compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Christian Fong [Member] | Grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,007,591
PEO | Christian Fong [Member] | Fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Christian Fong [Member] | The change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(862,463)
PEO | Christian Fong [Member] | The fair value as of the vesting date of any equity awards granted during the covered fiscal year that vested during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(18,749)	(63,982)
PEO | Christian Fong [Member] | The fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		825,717
PEO | Christian Fong [Member] | The average value of dividends or other earnings paid on equity awards during the covered fiscal year that are not otherwise reflected in fair value or total compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		430,852	208,123	1,154,552
Non-PEO NEO [Member] | Fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		353,489	138,539	640,716
Non-PEO NEO [Member] | The change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(106,328)	(57,880)	(18,983)
Non-PEO NEO [Member] | The fair value as of the vesting date of any equity awards granted during the covered fiscal year that vested during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				265,908
Non-PEO NEO [Member] | The fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(25,180)
Non-PEO NEO [Member] | The average value of dividends or other earnings paid on equity awards during the covered fiscal year that are not otherwise reflected in fair value or total compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (33,012)	$ (26,750)	$ (8,729)

[1]	The dollar amounts reported in column (h) represent the average of the amounts reported for the Company’s non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The non-PEO NEOs included for the purposes of calculating the average amounts in each applicable year are as follows: (1) for 2024, Sarah Weber Wells and Jonathan M. Norling; (2) for 2023, Sarah Weber Wells, Donald Klein, Jonathan M. Norling, and Stacey Constas; and (3) for 2022, Christian Fong, Thomas Hynes III, James Berklas, and Colleen Calhoun.
[2]	The dollar amounts reported in column (i) represent the average amount of CAP to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts may not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group to determine CAP:
	Average
	2024	2023	2022
Total Compensation for non-PEO NEOs as reported SCT for the covered year	$882,724	$800,430	$1,600,839
Subtract grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the covered fiscal year	$430,852	$208,123	$1,154,552
Add fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	$353,489	$138,539	$640,716
Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	$(106,328)	$(57,880)	(18,983)
Add the fair value as of the vesting date of any equity awards granted during the covered fiscal year that vested during the covered fiscal year	—	—	$265,908
Add the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	$(33,012)	$(26,750)	$(8,729)
Subtract the fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year	—	—	(25,180)
Add the average value of dividends or other earnings paid on equity awards during the covered fiscal year that are not otherwise reflected in fair value or total compensation	—	—	—
Compensation Actually Paid to non-PEO NEOs	$666,021	$646,216	$1,300,020

[3]	Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
[4]	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable fiscal year.
[5]	Mr. Tech served as CEO of the Company from December 2021 until February 1, 2023. Mr. Fong served as CEO of the Company from February 1, 2023 until April 12, 2024. Mr. Hayes has served as our CEO since April 12, 2024. Amounts reported in columns (b), (c), and (d) represent the total compensation reported for Messrs. Tech, Fong, and Hayes for each corresponding year in the “Total” column of the Summary Compensation Table, as applicable.
[6]	The dollar amounts reported in columns (e), (f), and (g) represent the amount of CAP to Messrs. Hayes and Fong in 2024, Messrs. Fong and Tech in 2023, and Mr. Tech in 2022, in each case as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts may not reflect the actual amount of compensation earned by or paid to Messrs. Hayes, Fong, or Tech during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for Messrs. Hayes, Fong and Tech, respectively, for the applicable years to determine CAP:
	Christopher Hayes	Christian Fong		Eric Tech
	2024	2024	2023	2023	2022
Total Compensation for CEO as reported SCT for the covered year	$2,197,306	$2,082,483	$1,317,900	$1,889,652	$2,585,854
Subtract grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the covered fiscal year	$1,070,431	$1,007,591	—	—	$1,000,000
Add fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	$847,792	—	—	—	$741,214
Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	—	—	$(862,463)	—	$(778,035)
Add the fair value as of the vesting date of any equity awards granted during the covered fiscal year that vested during the covered fiscal year	$(26,146)	$(18,749)	$(63,982)	$341,224	$(251,262)
Subtract the fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year	—	$825,717	—	—	—
Add the average value of dividends or other earnings paid on equity awards during the covered fiscal year that are not otherwise reflected in fair value or total compensation	—	—	—	—	—
Compensation Actually Paid to CEO	$1,948,521	$505,982	$391,456	$2,230,876	$1,297,772